BORROWINGS (Details) - USD ($)	May 26, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 1,116,000,000	$ 2,142,000,000
Current borrowings and current portion of non-current borrowings		1,360,000,000	1,616,000,000
Non-current portion of non-current borrowings		41,133,000,000	35,104,000,000
Disposal group, disposed of by sale, not discontinued operations | Healthcare Services Operation
Disclosure of detailed information about borrowings [line items]
Pre-tax net gain	$ 236,000,000
Property, plant and equipment derecognized	2,361,000,000
Accounts payable and other liabilities derecognized	2,008,000,000
Non-recourse borrowings derecognized	950,000,000
Accounts receivable derecognized	171,000,000
Other net assets derecognized	$ 237,000,000
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings		0	$ 0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		2,350,000,000
Brookfield credit agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		1,000,000,000
Brookfield credit agreements | At April 27, 2025
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500,000,000
Secured Overnight Financing Rate (SOFR) | Revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.50%
Base rate or prime rate | Revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.50%
Base rate or prime rate | Brookfield credit agreements | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.45%
LIBOR or bankers' acceptance rate | Brookfield credit agreements | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		3.45%